Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 62.7%
	Shares	Value ($)
U.S. Large Cap 62.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,014,642	219,707,090
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	17,238,691	559,223,141
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	13,205,793	202,048,628
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,903,487	235,132,751
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	4,701,813	239,933,543
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	3,751,038	227,613,000
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,675,281	232,023,759
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	13,317,899	401,001,929
Total		2,316,683,841
Total Equity Funds (Cost $1,487,375,524)		2,316,683,841

Exchange-Traded Fixed Income Funds 6.5%

Investment Grade 6.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	657,100	85,455,855
Vanguard Intermediate-Term Corporate Bond ETF	1,640,000	152,569,200
Total		238,025,055
Total Exchange-Traded Fixed Income Funds (Cost $237,937,427)		238,025,055

Fixed Income Funds 10.0%

Investment Grade 10.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,180,755	24,860,607
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,808,451	28,084,505
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,327,597	25,719,949
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,418,332	26,456,553
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	5,897,459	67,466,933
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,941,987	77,611,419
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,273,529	13,130,082
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	9,351,631	106,328,043
Total		369,658,091
Total Fixed Income Funds (Cost $352,758,403)		369,658,091

Residential Mortgage-Backed Securities - Agency 11.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036	2.500%	108,100,000	112,491,562
04/19/2036- 04/14/2051	3.000%	199,988,000	209,698,576
04/14/2051	3.500%	108,500,000	114,573,457
Total Residential Mortgage-Backed Securities - Agency (Cost $438,337,077)			436,763,595

Options Purchased Puts 1.6%
Value ($)
(Cost $83,039,640)	58,987,955

Money Market Funds 18.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(d)	674,059,058	673,991,652
Total Money Market Funds (Cost $673,962,453)		673,991,652
Total Investments in Securities (Cost: $3,273,410,524)		4,094,110,189
Other Assets & Liabilities, Net		(398,963,403)
Net Assets		3,695,146,786
At March 31, 2021, securities and/or cash totaling $37,897,724 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	150	06/2021	USD	16,668,750	—	(449,997)
S&P 500 Index E-mini	2,709	06/2021	USD	537,384,330	11,568,591	—
U.S. Long Bond	441	06/2021	USD	68,175,844	—	(2,617,437)
U.S. Treasury 10-Year Note	409	06/2021	USD	53,553,438	—	(1,283,466)
U.S. Treasury 2-Year Note	174	06/2021	USD	38,406,422	—	(34,204)
U.S. Treasury 5-Year Note	496	06/2021	USD	61,205,625	—	(719,970)
U.S. Ultra Treasury Bond	149	06/2021	USD	27,001,594	—	(1,442,280)
Total					11,568,591	(6,547,354)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(115)	06/2021	EUR	(4,445,900)	—	(126,686)
S&P/TSX 60 Index	(80)	06/2021	CAD	(17,777,600)	16,620	—
Total					16,620	(126,686)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	349,614,320	880	3,200.00	12/16/2022	18,926,231	17,168,800
S&P 500 Index	JPMorgan	USD	400,864,601	1,009	3,000.00	12/16/2022	23,717,635	15,609,230
S&P 500 Index	JPMorgan	USD	347,627,875	875	3,100.00	12/16/2022	21,126,946	15,238,125
S&P 500 Index	JPMorgan	USD	158,915,600	400	2,900.00	12/16/2022	9,117,850	5,480,000
S&P 500 Index	JPMorgan	USD	154,148,132	388	2,800.00	12/16/2022	8,229,301	4,692,860
S&P 500 Index	JPMorgan	USD	34,166,854	86	2,600.00	12/16/2022	1,921,677	798,940
Total							83,039,640	58,987,955
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	587,336,282	272,091,625	(185,440,184)	3,929	673,991,652	—	(3,929)	140,188	674,059,058
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	240,260,436	19,973	(31,510,281)	10,936,962	219,707,090	—	8,816,755	—	3,014,642
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	26,520,019	—	(25,418,348)	(1,101,671)	—	—	1,101,487	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	89,352,453	—	(58,554,248)	(5,937,598)	24,860,607	—	5,551,930	—	2,180,755
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	489,081,287	41,085,058	(2,761,397)	31,818,193	559,223,141	—	45,558	—	17,238,691
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	26,313,985	1,931,473	—	(160,953)	28,084,505	—	—	—	2,808,451
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	21,689,436	6,720,514	—	(2,690,001)	25,719,949	—	—	—	2,327,597
2	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	49,820,436	141,950,197	—	10,277,995	202,048,628	—	—	—	13,205,793
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	237,845,337	—	(27,848,060)	25,135,474	235,132,751	—	7,546,410	—	6,903,487
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	25,991,990	255,275	(55,662)	264,950	26,456,553	—	(156)	—	2,418,332
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	86,747,060	—	(16,952,930)	(2,327,197)	67,466,933	—	223,439	—	5,897,459
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	238,680,307	—	(4,253,781)	5,507,017	239,933,543	—	1,500,322	—	4,701,813
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	245,872,426	—	(5,730,637)	(12,528,789)	227,613,000	—	5,297,602	—	3,751,038
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	240,073,980	—	(29,473,182)	21,422,961	232,023,759	—	4,896,300	—	7,675,281
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	83,241,934	263,642	(3,528,801)	(2,365,356)	77,611,419	—	(15,878)	—	6,941,987
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	11,949,435	1,207,331	(16,657)	(10,027)	13,130,082	—	(452)	—	1,273,529
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	78,026,259	31,277,313	—	(2,975,529)	106,328,043	—	—	—	9,351,631
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	448,193,100	6,174,704	(63,701,286)	10,335,411	401,001,929	—	20,587,810	—	13,317,899
Total	3,226,996,162			85,605,771	3,360,333,584	—	55,547,198	140,188

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7060_03_L01_(03/21)